Investment in Direct Financing Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Leases Disclosure [Line Items]
Total Minimum lease payments to be received	¥ 1,282,872	¥ 1,167,170
Less: Estimated executory costs	(61,723)	(60,802)
Minimum lease payments receivable	1,221,149	1,106,368
Estimated residual value	27,351	27,141
Initial direct costs	5,157	5,212
Unearned lease income	(159,584)	(149,341)
Investment in Direct Financing Leases	¥ 1,094,073	¥ 989,380